Long-term Debt - Summary of Annual Principal Payments Loan (Detail)	Dec. 31, 2021 USD ($)
Maturities of Long-term Debt [Abstract]
2022	$ 4,804,000
2023	4,804,000
2024	4,804,000
2025	4,804,000
2026	8,784,000
Total	$ 28,000,000